Consolidated Balance Sheet (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred shares, par value (in Dollars per share)	$ 0.011
Preferred shares, authorized	100,000,000
Preferred shares, issued
Preferred shares, outstanding
Common stock, par value (in Dollars per share)	$ 0.012	$ 0.012	$ 0.012
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	26,325,738	26,365,738	26,365,738
Common stock, shares outstanding	26,325,738	26,365,738	26,365,738
Clean Earth Acquisitions Corp
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, authorized	1,000,000	1,000,000	1,000,000
Preferred shares, issued
Preferred shares, outstanding
Clean Earth Acquisitions Corp | Class A Common Stock Subject to Possible Redemption
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares authorized	100,000,000	100,000,000	100,000,000
Common stock subject to possible redemption, shares issued	8,147,563	23,000,000	23,000,000
Common stock subject to possible redemption, shares outstanding	8,147,563	23,000,000	23,000,000
Clean Earth Acquisitions Corp | Class A Ordinary Shares
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	890,000	890,000	890,000
Common stock, shares outstanding	890,000	890,000	890,000
Clean Earth Acquisitions Corp | Class B Ordinary Shares
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	7,666,667	7,666,667	7,666,667
Common stock, shares outstanding	7,666,667	7,666,667	7,666,667